Trade and Other Receivables	12 Months Ended
Sep. 30, 2023
Trade and other receivables [abstract]
Trade and Other Receivables
13.
TRADE AND OTHER RECEIVABLES

Current
	September 30, 2023	September 30, 2022
Trade receivables	91,694	64,604
Other receivables	2,833	3,615
	94,527	68,219
Less: expected credit loss	(2,763)	(2,073)
Trade and other receivables	91,764	66,146

Non-Current
	September 30, 2023	September 30, 2022
Trade receivables	—	—
Other receivables	529	1,410
	529	1,410
Less: expected credit loss	—	—
Trade and other receivables	529	1,410

The Company’s allowance for expected credit losses was €2.8 million and €2.1 million as of September 30, 2023 and September 30, 2022, respectively, and the changes in allowance for charges and settlements during those periods was immaterial.